CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Ordinary Shares [Member]	Additional paid-in capital [Member]	Retained earnings, Statutory reserves [Member]	Retained earnings, Unrestricted [Member]	Treasury Stock [Member]	Accumulated other comprehensive income [Member]	Noncontrolling interests [Member]
BALANCE at Dec. 31, 2011	$ 80,746,925	$ 8,203	$ 48,772,307	$ 1,866,994	$ 19,682,386	$ (193,750)	$ 4,593,046	$ 6,017,739
BALANCE, shares at Dec. 31, 2011		8,203,299
Capital injection by noncontrolling interest shareholder	36,198							$ 36,198
Issuance of common share	301,631	$ 56	$ 301,575
Issuance of common share, shares		56,207
Amortization of option	1,045,546		$ 1,045,546
Net loss	$ (2,751,873)				$ (2,264,074)			$ (487,799)
Transfer to statutory reserve				$ 379,916	$ (379,916)
Foreign currency translation Adjustment	$ 527,672						$ 493,781	$ 33,891
BALANCE at Dec. 31, 2012	79,906,099	$ 8,259	$ 50,119,428	$ 2,246,910	$ 17,038,396	$ (193,750)	$ 5,086,827	$ 5,600,029
BALANCE, shares at Dec. 31, 2012		8,259,506
Issuance of common share	343,657	$ 212	$ 343,445
Issuance of common share, shares		211,368
Deconsolidation of BSST	(34,792)			$ (34,792)
Amortization of option	385,755		$ 385,755
Net loss	$ (14,832,924)				$ (13,933,160)			$ (899,764)
Transfer to statutory reserve				$ 80,141	$ (80,141)
Foreign currency translation Adjustment	$ 2,008,353						$ 1,891,873	$ 116,480
BALANCE at Dec. 31, 2013	67,776,148	$ 8,471	$ 50,848,628	$ 2,292,259	$ 3,025,095	$ (193,750)	$ 6,978,700	$ 4,816,745
BALANCE, shares at Dec. 31, 2013		8,470,874
Deconsolidation of BSST	(1,770,964)		$ (1,770,964)
Deconsolidation of Yuanjie	(1,554,069)			$ (44,402)				$ (1,509,667)
Deconsolidation of Yanyu	(1,339,451)		$ (1,369,000)	$ (59,330)				$ 88,879
Amortization of option	379,763		$ 379,763
Net loss	(7,523,083)				$ (6,330,089)			$ (1,192,994)
Foreign currency translation Adjustment	1,384,939						$ 1,363,672	21,267
BALANCE at Dec. 31, 2014	$ 57,353,283	$ 8,471	$ 48,088,427	$ 2,188,527	$ (3,304,994)	$ (193,750)	$ 8,342,372	$ 2,224,230
BALANCE, shares at Dec. 31, 2014		8,470,874